UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sustainable Asset Management USA, Inc.
Address: 909 Third Avenue
         New York, NY  10022

13F File Number:  028-13430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William G. Butterly, III
Title:     Chief Legal Officer
Phone:     212-908-0443

Signature, Place, and Date of Signing:

 /s/ William G. Butterly, III     New York, NY     February 02, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    51

Form 13F Information Table Value Total:    $71,618 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-12637                     Robeco Groep NV

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AECOM TECHNOLOGY CORP DELAWA   COM              00766T100     7004   250400 SH       DEFINED                250400        0        0
AMERICAN STS WTR CO            COM              029899101      691    20050 SH       DEFINED                 20050        0        0
AMERICAN WTR WKS CO INC NEW    COM              030420103     5796   229200 SH       DEFINED                229200        0        0
BANK NOVA SCOTIA HALIFAX       COM              064149107      269     4700 SH       DEFINED                  4700        0        0
BCE INC                        COM NEW          05534B760      355     9969 SH       DEFINED                  9969        0        0
CALGON CARBON CORP             COM              129603106      808    53400 SH       DEFINED                 53400        0        0
CANADIAN SOLAR INC             COM              136635109      149    12000 SH       DEFINED                 12000        0        0
CDN IMPERIAL BK OF COMMERCE    COM              136069101      386     4900 SH       DEFINED                  4900        0        0
CHEVRON CORP NEW               COM              166764100      313     3431 SH       DEFINED                  3431        0        0
CHINA VALVES TECHNOLOGY INC    COM NEW          169476207     1749   167500 SH       DEFINED                167500        0        0
CIGNA CORP                     COM              125509109      297     8100 SH       DEFINED                  8100        0        0
COMPANHIA ENERGETICA DE MINA   SP ADR N-V PFD   204409601      216    13000 SH       DEFINED                 13000        0        0
DANAHER CORP DEL               COM              235851102     4858   103000 SH       DEFINED                103000        0        0
DEL MONTE FOODS CO             COM              24522P103      226    12000 SH       DEFINED                 12000        0        0
DUOYUAN GLOBAL WTR INC         SPONSORED ADR    266043108     1867   146250 SH       DEFINED                146250        0        0
FOREST OIL CORP                COM PAR $0.01    346091705      452    11911 SH       DEFINED                 11911        0        0
HARTFORD FINL SVCS GROUP INC   COM              416515104      668    25200 SH       DEFINED                 25200        0        0
HEALTH NET INC                 COM              42222G108      706    25881 SH       DEFINED                 25881        0        0
HEWLETT PACKARD CO             COM              428236103      465    11048 SH       DEFINED                 11048        0        0
ICF INTL INC                   COM              44925C103      611    23730 SH       DEFINED                 23730        0        0
IDEX CORP                      COM              45167R104     2405    61500 SH       DEFINED                 61500        0        0
INSITUFORM TECHNOLOGIES INC    CL A             457667103     1126    42500 SH       DEFINED                 42500        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      670     4565 SH       DEFINED                  4565        0        0
ITRON INC                      COM              465741106      709    12800 SH       DEFINED                 12800        0        0
ITT CORP NEW                   COM              450911102     8124   155900 SH       DEFINED                155900        0        0
JOHNSON CTLS INC               COM              478366107      481    12600 SH       DEFINED                 12600        0        0
KIMBERLY CLARK CORP            COM              494368103      363     5766 SH       DEFINED                  5766        0        0
LAYNE CHRISTENSEN CO           COM              521050104     1019    29600 SH       DEFINED                 29600        0        0
LIMITED BRANDS INC             COM              532716107      401    13036 SH       DEFINED                 13036        0        0
LINDSAY CORP                   COM              535555106      570     9600 SH       DEFINED                  9600        0        0
MASTEC INC                     COM              576323109      146    10000 SH       DEFINED                 10000        0        0
MCDONALDS CORP                 COM              580135101      204     2656 SH       DEFINED                  2656        0        0
MICROSOFT CORP                 COM              594918104      332    11900 SH       DEFINED                 11900        0        0
MUELLER WTR PRODS INC          COM SER A        624758108      689   165100 SH       DEFINED                165100        0        0
NALCO HOLDING COMPANY          COM              62985Q101     5106   159850 SH       DEFINED                159850        0        0
NORTHEAST UTILS                COM              664397106      446    14000 SH       DEFINED                 14000        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105      463     4721 SH       DEFINED                  4721        0        0
PALL CORP                      COM              696429307     4769    96200 SH       DEFINED                 96200        0        0
PENTAIR INC                    COM              709631105     1443    39500 SH       DEFINED                 39500        0        0
PEPCO HOLDINGS INC             COM              713291102      237    13000 SH       DEFINED                 13000        0        0
PFIZER INC                     COM              717081103      479    27356 SH       DEFINED                 27356        0        0
PROCTER & GAMBLE CO            COM              742718109      577     8962 SH       DEFINED                  8962        0        0
REYNOLDS AMERICAN INC          COM              761713106      457    14000 SH       DEFINED                 14000        0        0
ROBBINS & MYERS INC            COM              770196103      859    24000 SH       DEFINED                 24000        0        0
ROPER INDS INC NEW             COM              776696106     1399    18300 SH       DEFINED                 18300        0        0
STANTEC INC                    COM              85472N109     1577    56500 SH       DEFINED                 56500        0        0
TARGET CORP                    COM              87612E106      367     6100 SH       DEFINED                  6100        0        0
TETRA TECH INC NEW             COM              88162G103     2242    89490 SH       DEFINED                 89490        0        0
URS CORP NEW                   COM              903236107     5168   124200 SH       DEFINED                124200        0        0
YINGLI GREEN ENERGY HLDG CO    ADR              98584B103      188    19000 SH       DEFINED                 19000        0        0
YONGYE INTL INC                COM              98607B106      716    85700 SH       DEFINED                 85700        0        0